Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Detail) - BRL (R$)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial instruments by type of interest rate [table]
Cash and bank deposits	R$ 271,857,000	R$ 101,737,000
Cash equivalents:
Bank Deposit Certificate – CDB	1,354,020,000	352,971,000
Repurchase agreements	268,432,000	210,443,000
Time Deposit(a)	2,985,000	2,616,000
Others	42,000	581,000
Cash and cash equivalents	R$ 1,897,336,000	R$ 668,348,000	R$ 3,073,799,000	R$ 3,064,815,000
Effective interest rate, short-term exclusive time deposit, classified as cash equivalent	3.40%
Effective interest rate p.a., Exclusive investment funds	0.00%
Interest rate referring to the CDI
Cash equivalents:
Effective interest rate p.a., Bank Deposit Certificate - CDB	100.90%
Repurchase agreements of interest rate	R$ 0.947